Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Statutory rate	28.80%	28.80%
Effect of tax rates different than the Luxembourg statutory tax rate	6.80%	108.50%	(0.10%)
Change in valuation allowance	3.40%	934.10%
Adjustments related to prior years		6.00%
Effective tax rate	39.00%	1077.40%	(0.10%)